Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	$ (2,524,680)	$ 354,766
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Depreciation	75,797	55,407
Amortization	1,961	1,505
Amortization of operating right-of-use assets	139,451	106,561
Unrealized holding loss (gain) on marketable securities	505,231	(350,137)
Dividend income from marketable securities	(18,939)	(160,062)
Deferred tax expense	10,127	178,329
Inventory write-down	36,241
Provision for doubtful accounts	121,514
Changes in operating assets and liabilities:
Accounts receivables	167,566	(165,149)
Amount due from a related party		(2,417)
Inventories	192,713	78,674
Prepaid taxes	430,062	184,985
Prepayments and deposits	(128,363)	352,577
Accounts payable		(2,804)
Customer deposits	52,981	(1,421,886)
Other payables and accrued liabilities	226,651	336,709
Operating lease liabilities	(138,143)	(105,009)
Income tax payables	3,988
Net cash used in operating activities	(845,842)	(557,951)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of equipment	(3,959)	(4,734)
Purchase of intangible assets		(178)
Cash and cash equivalent acquired through acquisition of Agape Superior Living Sdn Bhd		1,210,818
Proceeds from sale of marketable securities		121
Proceeds from sale of non-marketable securities to a related party		70,173
Net cash (used in) provided by investing activities	(3,959)	1,276,200
CASH FLOWS FROM FINANCING ACTIVITIES:
Deferred offering costs	(15,210)	(249,525)
(Advances to) Repayments from related parties	(3,851)	227,434
Net cash used in financing activities	(19,061)	(22,091)
EFFECT OF EXCHANGE RATE ON CASH AND CASH EQUIVALENTS	(50,890)	76,985
(DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(919,752)	773,143
CASH AND CASH EQUIVALENTS, beginning of year	3,517,600	2,744,457
CASH AND CASH EQUIVALENTS, end of year	2,597,848	3,517,600
SUPPLEMENTAL CASH FLOWS INFORMATION
Income taxes paid	326,838	288,929
Interest paid
SUPPLEMENTAL NON-CASH FLOWS INFORMATION
Changes in right-of-use assets and lease liabilities due to lease modifications	3,250
Initial recognition of right-of-use assets and lease liabilities		483,343
Sale of non-marketable securities to a related party in exchange for acquisition payment of ASL		656,495
Issuance of common stock in exchange for acquisition payment of ASL		$ 1,147,551